Segmented Information - Segment Assets and Liabilities by Geographical Area (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Total general fund assets	$ 231,889	$ 221,935
Asset Management
Disclosure of operating segments [line items]
Total general fund assets	10,537	11,066
Asset Management | United States
Disclosure of operating segments [line items]
Total general fund assets	8,490	9,027
Asset Management | UNITED KINGDOM
Disclosure of operating segments [line items]
Total general fund assets	1,100	1,047
Asset Management | Canada
Disclosure of operating segments [line items]
Total general fund assets	718	785
Asset Management | Other countries
Disclosure of operating segments [line items]
Total general fund assets	229	207
Corporate
Disclosure of operating segments [line items]
Total general fund assets	12,770	10,044
Corporate | United States
Disclosure of operating segments [line items]
Total general fund assets	5,201	5,161
Corporate | UNITED KINGDOM
Disclosure of operating segments [line items]
Total general fund assets	0	0
Corporate | Canada
Disclosure of operating segments [line items]
Total general fund assets	7,455	4,758
Corporate | Other countries
Disclosure of operating segments [line items]
Total general fund assets	$ 114	$ 125